Summary of Significant Accounting Policies - Schedule of Estimated Residual Value of the Assets (Details)	Jun. 30, 2025
Land [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Infinite
Buildings [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery [Member] | Minimum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery [Member] | Maximum [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Other equipment [Member]
Schedule of Estimated Residual Value of the Assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years